SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
SEGMENT REPORTING

26. SEGMENT REPORTING

The Group operates in one segment whose business is Cryptocurrency mining revenue, developing and operating online games and related services. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group generates its revenues from customers in the Greater China (including PRC, Taiwan, Hong Kong and Macau) and other areas for the years ended December 31, 2019, 2020 and 2021.

The following geographic area information includes net revenues based on location of players for the years ended December 31, 2019, 2020 and 2021:

	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				(Note 3)
Greater China	182,107	625,488	1,278,918	200,690
Other areas	159,388	—	134,596,222	21,121,084
Total	341,495	625,488	135,875,140	21,321,774

The majority of the Group’s assets is located in other areas.